Income Taxes - Net Operating Loss and Tax Credit Carryforwards (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	$ 33,056
Net operating loss carryforwards, not subject to expiration	395,421
Federal | Research and development
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	5,096
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	589,584
Net operating loss carryforwards, not subject to expiration	25,704
State | Research and development
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	556
State | Research and experimental
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 1,633